Income Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Current state income tax expense	$ 703	$ 6,776	$ 1,753	$ 6,079
Deferred state income tax (benefit) expense	0	15,791	(11,659)	(4,132)
Total income tax (benefit) expense	$ 703	$ 22,567	$ (9,906)	$ 1,947